Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Office and other equipment	$ 3,862	$ 3,193	$ 2,103
Furniture and fixtures	663	475	389
Leasehold improvements	1,665	1,354	512
Property and equipment, gross	6,190	5,022	3,004
Less: accumulated depreciation and amortization	(3,731)	(2,738)	(1,989)
Property and equipment, net	$ 2,459	$ 2,284	$ 1,015